EQUITY (Schedule of Stock Option Activity) (Details) - Employee [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Number of options
Outstanding at beginning of year	4,431,383	5,374,000	5,879,798
Granted	570,000	600,000	40,000
Exercised	(1,307,448)	(272,000)	(154,498)
Expired	(1,209,005)	(21,750)	(151,900)
Forfeited	(983,830)	(1,248,867)	(239,400)
Outstanding at end of year	1,501,100	4,431,383	5,374,000
Exerciable at end of year	555,182	3,357,465	4,097,913
Vested and expected to vest at December 31, 2015	1,379,691
Weighted average exercise price
Outstanding at beginning of year	$ 5.0	$ 5.0	$ 5.0
Granted	5.5	5.2	5.3
Exercised	4.3	4.0	4.2
Expired	5.7	6.5	5.0
Forfeited	5.5	5.2	6.0
Outstanding at end of year	5.0	5.0	5.0
Exercisable at end of year	4.7	$ 5.2	$ 5.4
Vested and expected to vest at December 31, 2015	$ 4.9
Weighted-average remaining contractual term
Outstanding at January 1, 2015	4 years 3 months 18 days	2 years 2 months 12 days
Outstanding at December 31, 2015	4 years 3 months 18 days	2 years 2 months 12 days
Exercisable at December 31, 2015	3 years 3 months 18 days
Vested and expected to vest at December 31, 2015	4 years 2 months 12 days
Aggregate intrinsic value
Outstanding at January 1, 2015	$ 1,405
Outstanding at December 31, 2015	74	$ 1,405
Exercisable at December 31, 2015	41
Vested and expected to vest at December 31, 2015	$ 74